Income Taxes - Reconciliation of Total Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the total income tax provision tax rate [Abstract]
Income tax expense (benefit) at federal statutory rate	(21.00%)	(21.00%)
Change in valuation allowance	25.50%	22.50%
Income tax expense (benefit) at state statutory rate	(0.20%)	(0.20%)
Share based compensation	1.00%	0.90%
NOLs expiring and adjustments to NOL	(0.10%)	0.50%
Research credit	(5.10%)	(2.50%)
Return to provision	(0.10%)	(0.10%)
Change in state rate	0.00%	(0.10%)
Total income tax provision	0.00%	0.00%